Derivative Financial Instruments (Location and Fair Value Amounts of Derivative Designated as Hedging Instruments in Consolidated Balance Sheet) (Details) (Interest Rate Swap Agreements [Member])	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Asset derivatives, Current Fair value	$ 48,000	¥ 4,000,000	¥ 40,000,000
Asset derivatives, Long-term Fair value			12,000,000
Liability derivatives, Current Fair value	880,000	73,000,000	10,000,000
Liability derivatives, Long-term Fair value	$ 33,325,000	¥ 2,766,000,000	¥ 2,564,000,000